Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	£ 236	£ 183
Exchange adjustments	(10)	12
Additions	27	10
Disposals	(1)
Distributions received	(7)	(40)
Other movements	(5)	40
Profit/(loss) after tax recognised in the consolidated income statement	74	31	£ 13
Ending of investments	314	236	183
Joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	19	13
Exchange adjustments	(1)	1
Additions	16	1
Disposals	(1)
Other movements	(7)	1
Profit/(loss) after tax recognised in the consolidated income statement	(11)	3	(3)
Ending of investments	15	19	13
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	217	170
Exchange adjustments	(9)	11
Additions	11	9
Distributions received	(7)	(40)
Other movements	2	39
Profit/(loss) after tax recognised in the consolidated income statement	85	28
Ending of investments	£ 299	£ 217	£ 170